VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.1%
Automobiles & Components : 5.9%
Ford Motor Co. 45,351 $ 492,058
Lucid Group, Inc. * † 398,812 841,493
Rivian Automotive, Inc. * † 51,235 703,969
Tesla, Inc. * 5,707 1,812,886
3,850,406
Banks : 3.3%
Bank of America Corp. 24,462 1,157,542
JPMorgan Chase & Co. 1,600 463,856
NU Holdings Ltd. * 38,522 528,522
2,149,920
Capital Goods : 5.0%
Boeing Co. * 4,616 967,190
Rocket Lab Corp. * † 65,125 2,329,522
3,296,712
Consumer Discretionary Distribution &
Retail : 7.2%
Amazon.com, Inc. * 8,539 1,873,371
Carvana Co. * 1,522 512,853
GameStop Corp. * 82,243 2,005,907
MercadoLibre, Inc. * 78 203,863
The Home Depot, Inc. 478 175,254
4,771,248
Consumer Durables & Apparel : 1.7%
Lululemon Athletica, Inc. * 2,368 562,589
NIKE, Inc. 7,647 543,243
1,105,832
Consumer Services : 1.4%
Cava Group, Inc. * 2,809 236,602
DraftKings, Inc. * 8,071 346,165
Dutch Bros, Inc. * 2,303 157,456
McDonald's Corp. 764 223,218
963,441
Consumer Staples Distribution & Retail : 2.0%
Costco Wholesale Corp. 353 349,449
Walmart, Inc. 9,721 950,520
1,299,969
Financial Services : 12.3%
Affirm Holdings, Inc. * 2,925 202,235
Coinbase Global, Inc. * 7,554 2,647,602
Goldman Sachs Group, Inc. 241 170,568
PayPal Holdings, Inc. * 3,493 259,600
Robinhood Markets, Inc. * 24,659 2,308,823
Rocket Cos, Inc. † 15,321 217,252
SoFi Technologies, Inc. * 122,203 2,225,317
8,031,397
Food, Beverage & Tobacco : 2.4%
Celsius Holdings, Inc. * 11,906 552,319
PepsiCo, Inc. 7,761 1,024,762
1,577,081
Health Care Equipment & Services : 5.1%
Hims & Hers Health, Inc. * † 31,861 1,588,271
UnitedHealth Group, Inc. 5,718 1,783,844
3,372,115
Media & Entertainment : 11.2%
Alphabet, Inc. 10,363 1,826,271
Meta Platforms, Inc. 1,938 1,430,418
Netflix, Inc. * 520 696,348
Number
of Shares Value
Media & Entertainment (continued)
Reddit, Inc. * 6,741 $ 1,014,992
Roblox Corp. * 3,332 350,526
Snap, Inc. * 37,253 323,729
Spotify Technology SA * 351 269,336
Walt Disney Co. 9,539 1,182,931
Warner Bros Discovery, Inc. * 25,197 288,758
7,383,309
Pharmaceuticals, Biotechnology & Life
Sciences : 1.9%
Eli Lilly & Co. 369 287,647
Halozyme Therapeutics, Inc. * 3,020 157,100
Moderna, Inc. * 10,221 281,997
Pfizer, Inc. 12,423 301,134
TG Therapeutics, Inc. * † 6,980 251,210
1,279,088
Semiconductors & Semiconductor
Equipment : 12.1%
Advanced Micro Devices, Inc. * 15,365 2,180,294
Broadcom, Inc. 2,349 647,502
Enphase Energy, Inc. * 4,179 165,697
First Solar, Inc. * 1,420 235,067
Intel Corp. 70,127 1,570,845
Marvell Technology, Inc. 4,476 346,442
Micron Technology, Inc. 6,361 783,993
NVIDIA Corp. 12,557 1,983,880
7,913,720
Software & Services : 14.2%
Adobe, Inc. * 429 165,972
AppLovin Corp. * 975 341,328
Crowdstrike Holdings, Inc. * 935 476,205
International Business
Machines Corp. 516 152,106
Microsoft Corp. 2,422 1,204,727
MicroStrategy, Inc. * 4,795 1,938,283
Oracle Corp. 1,167 255,141
Palantir Technologies, Inc. * 13,469 1,836,094
Palo Alto Networks, Inc. * 960 196,454
Salesforce, Inc. 924 251,966
Shopify, Inc. * 2,352 271,303
Snowflake, Inc. * 2,211 494,755
Unity Software, Inc. * † 72,891 1,763,962
9,348,296
Technology Hardware & Equipment : 7.4%
Apple, Inc. 9,141 1,875,459
IonQ, Inc. * † 22,346 960,208
Super Micro Computer, Inc. * † 41,993 2,058,077
4,893,744
Telecommunication Services : 3.8%
AST SpaceMobile, Inc. * † 49,317 2,304,583
AT&T, Inc. 7,678 222,201
2,526,784
Transportation : 3.2%
Grab Holdings Ltd. * 39,190 197,126
Uber Technologies, Inc. * 20,759 1,936,815
2,133,941
Total Common Stocks
(Cost: $55,759,378) 65,897,003

VANECK SOCIAL SENTIMENT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Money Market Fund: 2.8%
Number
of Shares Value
(Cost: $1,825,015)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,825,015 $ 1,825,015
Total Investments: 102.9%
(Cost: $57,584,393) 67,722,018
Liabilities in excess of other assets: (2.9)% (1,884,721)
NET ASSETS: 100.0% $ 65,837,297
† Security fully or partially on loan. Total market value of securities on loan is $6,499,268.
* Non-income producing